Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	30,100,000
Proposed Maximum Offering Price per Unit	12.05
Maximum Aggregate Offering Price	$ 362,705,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,089.57
Offering Note	Represents up to 30,100,000 Class B Subordinate Voting Shares registered for resale by the selling securityholders named in this registration statement, consisting of up to: (i) 30,000,000 subordinate voting shares, without par value (“Class B Subordinate Voting Shares”) by YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”) that are available to be issued and sold by the registrant to Yorkville, from time to time at the registrant’s election pursuant to a standby equity purchase agreement, dated as of May 20, 2026, between the registrant and Yorkville, subject to satisfaction of the conditions set forth therein, and (ii) 100,000 Class B Subordinate Voting Shares issued to Cohen & Company Securities, LLC in a private placement. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $12.05 (the average of the high and low prices of our Class B Subordinate Voting Shares as reported on Nasdaq on May 19, 2026).